Inventory	12 Months Ended
Feb. 28, 2015
Inventory [Text Block]
2.	Inventory

	2015	2014
Finished goods, net	$410,193	$219,842
Raw materials	906,433	366,671
	$1,316,626	$586,513

The ending balance above includes a total inventory obsolescence provision of $114,744 as at February 28, 2015 (2014 - $100,058).

Inventory Obsolescence Provision	2015	2014	2013

Balance at beginning of year	$100,058	$129,106	$115,413
Obsolescence provision	45,000	156,000	242,717
Write-off of inventory	(30,314)	(185,048)	(229,024)
Balance at end of year	$114,744	$100,058	$129,106